Property, plant and equipment, intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Property Plant And Equipment Intangible Assets And Goodwill [Abstract]
Disclosure Of Detailed Information About Property Plant And Equipment Intangible Assets And Goodwill Explanatory [Table Text Block]

(in €‘000)	Property, plant and equipment	Intangible assets (excl. goodwill)	Goodwill
Carrying amount at December 31, 2021	41,544	8,333	—
Movements in the six months ended June 30, 2022
Acquisition of assets (Mega-E)	88,737	—	—
Acquisition of subsidiary (MOMA)	199	—	15,692
Additions	15,502	1,356	—
Disposals	(178)	—	—
Depreciation and amortization	(5,723)	(1,736)	—
Depreciation and amortization of disposals	81	—	—
Impairments	(545)	—	—
Reversal of impairments	122	—	—
Carrying amount at June 30, 2022	139,739	7,953	15,692